                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

           Flexible Premium Variable Universal Life Insurance Policy
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 19 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14428 SL (Supp 1/01/01)                      Registration No. 333-56969

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statement of Assets and Liabilities as of September 30,
     2000 (unaudited).......................................  F-2
  Statement of Operations for the nine months ended
     September 30, 2000 (unaudited).........................  F-6
  Statement of Changes in Net Assets for the periods ended
     September 30, 2000 and December 31, 1999 (unaudited)...  F-10
  Notes to Financial Statements.............................  F-18
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as of September 30, 2000 and December 31, 1999............  F-21
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............  F-22
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............  F-23
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................  F-24
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month periods ended September
     30, 2000 and 1999......................................  F-25
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-26

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds...      49,548        65,029       54,313     3,413,936      143,606       154,926        294,792
                                      ========      ========     ========    ==========   ==========    ==========     ==========
Investments at cost...............    $525,598      $799,952     $578,930    $3,413,936   $5,541,814    $4,638,359     $9,200,072
                                      ========      ========     ========    ==========   ==========    ==========     ==========
Investments in respective Funds,
  at net asset value..............    $526,700      $812,210     $591,466    $3,413,936   $4,911,342    $4,052,877     $6,995,409
Amount due from respective
  Funds...........................          11         5,837           50           547       15,340         2,873         12,608
Amount due from MONY America......         224           423          127         1,328        7,483         6,002         11,492
                                      --------      --------     --------    ----------   ----------    ----------     ----------
         Total assets.............     526,935       818,470      591,643     3,415,811    4,934,165     4,061,752      7,019,509
                                      --------      --------     --------    ----------   ----------    ----------     ----------
           LIABILITIES
Amount due to respective Funds....         224           423          127         1,328        7,483         6,002         11,492
Amount due to MONY America........         483         6,558          619         3,451       19,686         6,763         19,385
                                      --------      --------     --------    ----------   ----------    ----------     ----------
         Total liabilities........         707         6,981          746         4,779       27,169        12,765         30,877
                                      --------      --------     --------    ----------   ----------    ----------     ----------
Net assets........................    $526,228      $811,489     $590,897    $3,411,032   $4,906,996    $4,048,987     $6,988,632
                                      ========      ========     ========    ==========   ==========    ==========     ==========
Net assets consist of:
  Contractholders' net payments...    $506,754      $777,720     $563,291    $3,286,392   $4,209,117    $3,711,262     $6,762,765
  Undistributed net investment
    income........................      26,969        38,368       17,763       124,640    1,261,054       864,265      3,037,020
  Accumulated net realized gain
    (loss) on investments.........      (8,597)      (16,857)      (2,693)            0       67,297        57,942       (606,490)
  Net unrealized appreciation
    (depreciation) of
    investments...................       1,102        12,258       12,536             0     (630,472)     (584,482)    (2,204,663)
                                      --------      --------     --------    ----------   ----------    ----------     ----------
Net assets........................    $526,228      $811,489     $590,897    $3,411,032   $4,906,996    $4,048,987     $6,988,632
                                      ========      ========     ========    ==========   ==========    ==========     ==========
Number of units outstanding*......      50,365        81,488       55,830       312,760      363,117       306,031        636,224
                                      --------      --------     --------    ----------   ----------    ----------     ----------
Net asset value per unit
  outstanding*....................    $  10.45      $   9.96     $  10.58    $    10.91   $    13.51    $    13.23     $    10.98
                                      ========      ========     ========    ==========   ==========    ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
            ASSETS
Shares held in respective
  Funds.......................      291,966       170,889      2,448,995      740,975       336,998        201,081       458,955
                                 ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments at cost...........   $2,389,054      $844,068    $15,081,235   $4,529,123    $3,006,457     $1,051,037    $3,574,175
                                 ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments in respective
  Funds, at net asset value...   $2,075,879      $816,847    $14,106,214   $4,697,784    $3,167,777     $1,091,869    $3,621,156
Amount due from respective
  Funds.......................        1,199         5,834         18,634       11,332         1,803          1,790        17,637
Amount due from MONY
  America.....................          835           496         20,465        6,259         4,545            650         7,287
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
         Total assets.........    2,077,913       823,177     14,145,313    4,715,375     3,174,125      1,094,309     3,646,080
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
         LIABILITIES
Amount due to respective
  Funds.......................          835           496         20,465        6,259         4,545            650         7,287
Amount due to MONY America....        3,195         6,596         32,718       15,690         4,591          2,961        21,038
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
         Total liabilities....        4,030         7,092         53,183       21,949         9,136          3,611        28,325
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets....................   $2,073,883      $816,085    $14,092,130   $4,693,426    $3,164,989     $1,090,698    $3,617,755
                                 ==========      ========    ===========   ==========    ==========     ==========    ==========
Net assets consist of:
  Contractholders' net
    payments..................   $2,022,512      $795,084    $14,498,501   $4,415,374    $2,678,252     $1,054,964    $3,135,437
  Undistributed net investment
    income (loss).............      218,504        72,018         90,361         (627)       14,797          2,203       166,176
  Accumulated net realized
    gain (loss) on
    investments...............      146,042       (23,796)       478,289      110,018       310,620         (7,301)      269,161
  Net unrealized appreciation
    (depreciation) of
    investments...............     (313,175)      (27,221)      (975,021)     168,661       161,320         40,832        46,981
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets....................   $2,073,883      $816,085    $14,092,130   $4,693,426    $3,164,989     $1,090,698    $3,617,755
                                 ==========      ========    ===========   ==========    ==========     ==========    ==========
Number of units
  outstanding*................      166,988        77,889      1,242,412      378,832       177,683         99,732       223,643
                                 ----------      --------    -----------   ----------    ----------     ----------    ----------
Net asset value per unit
  outstanding*................   $    12.42      $  10.48    $     11.34   $    12.39    $    17.81     $    10.94    $    16.18
                                 ==========      ========    ===========   ==========    ==========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                    ENTERPRISE ACCUMULATION                                FIDELITY VARIABLE INSURANCE PRODUCTS
                                             TRUST                                                        FUNDS
                                    -----------------------                  DREYFUS     ----------------------------------------
                                                               DREYFUS      SOCIALLY                                   VIP III
                                    MULTI-CAP                   STOCK      RESPONSIBLE      VIP         VIP II         GROWTH
                                      GROWTH      BALANCED      INDEX        GROWTH        GROWTH     CONTRA-FUND   OPPORTUNITIES
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                    ----------   ----------   ----------   -----------   ----------   -----------   -------------
              ASSETS
Shares held in respective Funds...     355,966      29,857        47,341       5,622         24,522       57,258        17,481
                                    ==========    ========    ==========    ========     ==========   ==========      ========
Investments at cost...............  $5,053,310    $152,479    $1,795,527    $223,667     $1,249,517   $1,446,314      $359,902
                                    ==========    ========    ==========    ========     ==========   ==========      ========
Investments in respective Funds,
  at net asset value..............  $4,634,672    $147,194    $1,777,649    $223,708     $1,216,802   $1,450,919      $348,230
Amount due from respective
  Funds...........................      10,063         160         1,693          48          1,422        1,631           308
Amount due from MONY America......         582           8           444          67            685          319            62
                                    ----------    --------    ----------    --------     ----------   ----------      --------
        Total assets..............   4,645,317     147,362     1,779,786     223,823      1,218,909    1,452,869       348,600
                                    ----------    --------    ----------    --------     ----------   ----------      --------
           LIABILITIES
Amount due to respective Funds....         582           8           444          67            685          319            62
Amount due to MONY America........      14,339         294         3,203         256          2,366        2,836           602
                                    ----------    --------    ----------    --------     ----------   ----------      --------
        Total liabilities.........      14,921         302         3,647         323          3,051        3,155           664
                                    ----------    --------    ----------    --------     ----------   ----------      --------
Net assets........................  $4,630,396    $147,060    $1,776,139    $223,500     $1,215,858   $1,449,714      $347,936
                                    ==========    ========    ==========    ========     ==========   ==========      ========
Net assets consist of:
    Contractholders' net
      payments....................  $ 5,083,043   $151,361    $1,781,087    $213,907     $1,239,394   $1,437,290      $360,943
    Undistributed net investment
      income (loss)...............      (5,569)        762         8,203       2,530         13,077       28,368         4,935
    Accumulated net realized gain
      (loss) on investments.......     (28,440)        222         4,727       7,022         (3,898)     (20,549)       (6,270)
    Net unrealized appreciation
      (depreciation) of
      investments.................    (418,638)     (5,285)      (17,878)         41        (32,715)       4,605       (11,672)
                                    ----------    --------    ----------    --------     ----------   ----------      --------
Net assets........................  $4,630,396    $147,060    $1,776,139    $223,500     $1,215,858   $1,449,714      $347,936
                                    ==========    ========    ==========    ========     ==========   ==========      ========
Number of units outstanding*......     384,106      15,004       167,967      19,924        105,242      127,662        36,944
                                    ----------    --------    ----------    --------     ----------   ----------      --------
Net asset value per unit
  outstanding*....................  $    12.06    $   9.80    $    10.57    $  11.22     $    11.55   $    11.36      $   9.42
                                    ==========    ========    ==========    ========     ==========   ==========      ========

---------------
* Units outstanding have been rounded for presentation purposes
                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                   MONY CUSTOM EQUITY MASTER
                                                      ---------------------------------------------------
                                                                      JANUS ASPEN SERIES
                                                      ---------------------------------------------------
                                                      AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                        GROWTH      BALANCED    APPRECIATION     GROWTH
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                      ----------   ----------   ------------   ----------
                       ASSETS
Shares held in respective Funds.....................      68,522      36,455         67,373        56,502
                                                      ==========    ========     ==========    ==========
Investments at cost.................................  $3,997,290    $968,434     $2,226,258    $2,705,930
                                                      ==========    ========     ==========    ==========
Investments in respective Funds, at net asset
  value.............................................  $3,621,403    $916,103     $2,197,022    $2,399,055
Amount due from respective Funds....................       4,220         737          2,374         3,893
Amount due from MONY America........................       4,546         255          3,704         3,635
                                                      ----------    --------     ----------    ----------
          Total assets..............................   3,630,169     917,095      2,203,100     2,406,583
                                                      ----------    --------     ----------    ----------
                    LIABILITIES
Amount due to respective Funds......................       4,546         255          3,704         3,635
Amount due to MONY America..........................       7,383       1,442          4,266         6,002
                                                      ----------    --------     ----------    ----------
          Total liabilities.........................      11,929       1,697          7,970         9,637
                                                      ----------    --------     ----------    ----------
Net assets..........................................  $3,618,240    $915,398     $2,195,130    $2,396,946
                                                      ==========    ========     ==========    ==========
Net assets consist of:
  Contractholders' net payments.....................  $3,698,247    $919,168     $2,185,032    $2,532,883
  Undistributed net investment income...............     295,712      57,708          9,955       146,892
  Accumulated net realized gain (loss) on
     investments....................................         168      (9,147)        29,379        24,046
  Net unrealized appreciation (depreciation) of
     investments....................................    (375,887)    (52,331)       (29,236)     (306,875)
                                                      ----------    --------     ----------    ----------
Net assets..........................................  $3,618,240    $915,398     $2,195,130    $2,396,946
                                                      ==========    ========     ==========    ==========
Number of units outstanding*........................     261,928      86,145        168,524       189,468
                                                      ----------    --------     ----------    ----------
Net asset value per unit outstanding*...............  $    13.81    $  10.63     $    13.03    $    12.65
                                                      ==========    ========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                   ----------------------------------------------------------------------------------------------
                                                 MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------   ----------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                    TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE         MANAGED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   ------------   ----------   ----------   ----------   ----------   -------------   -----------
Dividend income..................    $21,080       $33,822      $16,961      $99,988     $   30,395     $   5,844     $   144,091
Distribution from capital
  gains..........................          0             0            4            0      1,095,083       749,948       2,233,624
Mortality and expense risk
  charges........................     (1,135)       (1,559)      (1,153)      (5,882)        (9,248)       (8,642)        (16,077)
                                     -------       -------      -------      -------     ----------     ---------     -----------
Net investment income............     19,945        32,263       15,812       94,106      1,116,230       747,150       2,361,638
                                     -------       -------      -------      -------     ----------     ---------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.................       (956)       (4,613)        (778)           0         75,039        24,205        (492,221)
  Net change in unrealized
     appreciation (depreciation)
     of investments..............        491        19,333       11,571            0       (762,713)     (695,105)     (1,900,222)
                                     -------       -------      -------      -------     ----------     ---------     -----------
Net realized and unrealized gain
  (loss) on investments..........       (465)       14,720       10,793            0       (687,674)     (670,900)     (2,392,443)
                                     -------       -------      -------      -------     ----------     ---------     -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................    $19,480       $46,983      $26,605      $94,106     $  428,556     $  76,250     $   (30,805)
                                     =======       =======      =======      =======     ==========     =========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
Dividend income...............    $   4,046      $48,689     $    14,350    $ 11,920      $      0       $  5,564     $       0
Distribution from capital
  gains.......................      196,830            0         123,004         145        22,063              0       175,772
Mortality and expense risk
  charges.....................       (4,615)      (1,788)        (32,311)     (9,497)       (5,912)        (2,770)       (7,399)
                                  ---------      -------     -----------    --------      --------       --------     ---------
Net investment income.........      196,261       46,901         105,043       2,568        16,151          2,794       168,373
                                  ---------      -------     -----------    --------      --------       --------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............      110,163      (15,702)        319,161      80,072       271,180        (24,774)      224,209
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     (587,346)     (20,703)     (1,980,594)     22,872       (88,475)        47,662      (456,055)
                                  ---------      -------     -----------    --------      --------       --------     ---------
Net realized and unrealized
  gain (loss) on investments..     (477,183)     (36,405)     (1,661,433)    102,944       182,705         22,888      (231,846)
                                  ---------      -------     -----------    --------      --------       --------     ---------
Net increase (decrease) in net
  assets resulting from
  operations..................    $(280,922)     $10,496     $(1,556,390)   $105,512      $198,856       $ 25,682     $ (63,473)
                                  =========      =======     ===========    ========      ========       ========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                 ENTERPRISE ACCUMULATION
                                          TRUST                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 -----------------------                  DREYFUS     -------------------------------------------
                                                            DREYFUS      SOCIALLY                                     VIP III
                                 MULTI-CAP                   STOCK      RESPONSIBLE       VIP          VIP II          GROWTH
                                   GROWTH      BALANCED      INDEX        GROWTH        GROWTH      CONTRA FUND    OPPORTUNITIES
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 ----------   ----------   ----------   -----------   -----------   ------------   --------------
Dividend income................  $       0     $   365      $  9,186      $    22      $    121       $    814        $    869
Distribution from capital
  gains........................      2,110         611           910            0        14,478         29,542           4,576
Mortality and expense risk
  charges......................     (7,552)       (214)       (2,705)        (429)       (1,509)        (1,959)           (498)
                                 ---------     -------      --------      -------      --------       --------        --------
Net investment income (loss)...     (5,442)        762         7,391         (407)       13,090         28,397           4,947
                                 ---------     -------      --------      -------      --------       --------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............    (33,674)        222         4,322        7,012        (4,432)       (20,795)         (6,281)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............   (476,657)     (5,305)      (21,050)      (1,802)      (35,723)        (2,461)        (12,047)
                                 ---------     -------      --------      -------      --------       --------        --------
Net realized and unrealized
  gain (loss) on investments...   (510,331)     (5,083)      (16,728)       5,210       (40,155)       (23,256)        (18,328)
                                 ---------     -------      --------      -------      --------       --------        --------
Net increase (decrease) in net
  assets resulting from
  operations...................  $(515,773)    $(4,321)     $ (9,337)     $ 4,803      $(27,065)      $  5,141        $(13,381)
                                 =========     =======      ========      =======      ========       ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                              MONY CUSTOM EQUITY MASTER
                                                 ---------------------------------------------------
                                                                 JANUS ASPEN SERIES
                                                 ---------------------------------------------------
                                                 AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                   GROWTH      BALANCED    APPRECIATION     GROWTH
                                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   ------------   ----------
Dividend income................................  $ 232,402     $34,381       $ 12,188     $ 130,678
Distribution from capital gains................     68,874      24,116            641        19,925
Mortality and expense risk charges.............     (5,456)     (1,056)        (3,195)       (3,655)
                                                 ---------     -------       --------     ---------
Net investment income..........................    295,820      57,441          9,634       146,948
                                                 ---------     -------       --------     ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......     (1,741)     (9,177)        28,478        22,698
  Net change in unrealized depreciation of
     investments...............................   (434,426)    (53,156)       (60,922)     (329,805)
                                                 ---------     -------       --------     ---------
Net realized and unrealized loss on
  investments..................................   (436,167)    (62,333)       (32,444)     (307,107)
                                                 ---------     -------       --------     ---------
Net decrease in net assets resulting from
  operations...................................  $(140,347)    $(4,892)      $(22,810)    $(160,159)
                                                 =========     =======       ========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       MONY CUSTOM EQUITY MASTER
                                       ------------------------------------------------------------------------------------------
                                                                         MONY SERIES FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                               INTERMEDIATE                    LONG TERM                      GOVERNMENT
                                                TERM BOND                         BOND                        SECURITIES
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                       ----------------------------   ----------------------------   ----------------------------
                                       FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                       MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                       SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                           2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                        (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income..............    $  19,945      $   7,024       $  32,263       $  6,105       $ 15,812        $  1,951
  Net realized loss on investments...         (956)        (7,641)         (4,613)       (12,244)          (778)         (1,915)
  Net change in unrealized
    appreciation (depreciation) of
    investments......................          491            609          19,333         (7,080)        11,571             965
                                         ---------      ---------       ---------       --------       --------        --------
Net increase (decrease) in net assets
  resulting from operations..........       19,480             (8)         46,983        (13,219)        26,605           1,001
                                         ---------      ---------       ---------       --------       --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units............................      243,031        711,966         506,014        534,080        372,660         305,134
  Net asset value of units redeemed
    or used to meet contract
    obligations......................     (221,403)      (228,769)       (166,350)       (97,560)       (63,296)        (51,936)
                                         ---------      ---------       ---------       --------       --------        --------
Net increase from unit
  transactions.......................       21,628        483,197         339,664        436,520        309,364         253,198
                                         ---------      ---------       ---------       --------       --------        --------
Net increase in net assets...........       41,108        483,189         386,647        423,301        335,969         254,199
Net assets beginning of period.......      485,120          1,931         424,842          1,541        254,928             729
                                         ---------      ---------       ---------       --------       --------        --------
Net assets end of period*............    $ 526,228      $ 485,120       $ 811,489       $424,842       $590,897        $254,928
                                         =========      =========       =========       ========       ========        ========
Unit transactions:
  Units outstanding beginning of
    period...........................       48,440            193          46,303            155         25,422              73
  Units issued during the period.....       23,923         71,100          52,538         56,509         36,600          30,541
  Units redeemed during the period...      (21,998)       (22,853)        (17,353)       (10,361)        (6,192)         (5,192)
                                         ---------      ---------       ---------       --------       --------        --------
Units outstanding end of period......       50,365         48,440          81,488         46,303         55,830          25,422
                                         =========      =========       =========       ========       ========        ========
---------------
* Includes undistributed net
  investment income of:                  $  26,969      $   7,024       $  38,368       $  6,105       $ 17,763        $  1,951
                                         =========      =========       =========       ========       ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MONY CUSTOM EQUITY MASTER
                                       ------------------------------------------------------------------------------------------
                                          MONY SERIES FUND, INC.                     ENTERPRISE ACCUMULATION TRUST
                                       ----------------------------   -----------------------------------------------------------
                                                  MONEY                                                     SMALL COMPANY
                                                  MARKET                         EQUITY                         VALUE
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                       ----------------------------   ----------------------------   ----------------------------
                                       FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                       MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                       SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                           2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                        (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income..............   $    94,106    $    30,534     $1,116,230      $  144,825     $   747,150     $  117,115
  Net realized gain (loss) on
    investments......................             0              0         75,039          (7,750)         24,205         33,735
  Net change in unrealized
    appreciation (depreciation) of
    investments......................             0              0       (762,713)        131,997        (695,105)       110,343
                                        -----------    -----------     ----------      ----------     -----------     ----------
Net increase in net assets resulting
  from operations....................        94,106         30,534        428,556         269,072          76,250        261,193
                                        -----------    -----------     ----------      ----------     -----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units............................     6,321,320      3,691,838      2,834,152       2,705,850       2,496,116      2,882,501
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (4,532,434)    (2,258,987)      (833,241)       (516,750)     (1,066,131)      (609,029)
                                        -----------    -----------     ----------      ----------     -----------     ----------
Net increase from unit
  transactions.......................     1,788,886      1,432,851      2,000,911       2,189,100       1,429,985      2,273,472
                                        -----------    -----------     ----------      ----------     -----------     ----------
Net increase in net assets...........     1,882,992      1,463,385      2,429,467       2,458,172       1,506,235      2,534,665
Net assets beginning of period.......     1,528,040         64,655      2,477,529          19,357       2,542,752          8,087
                                        -----------    -----------     ----------      ----------     -----------     ----------
Net assets end of the period*........   $ 3,411,032    $ 1,528,040     $4,906,996      $2,477,529     $ 4,048,987     $2,542,752
                                        ===========    ===========     ==========      ==========     ===========     ==========
Unit transactions:
  Units outstanding beginning of
    period...........................       146,000          6,463        212,392           1,912         196,273            772
  Units issued during the period.....       592,884        359,906        214,523         260,034         191,209        247,197
  Units redeemed during the period...      (426,124)      (220,369)       (63,798)        (49,554)        (81,451)       (51,696)
                                        -----------    -----------     ----------      ----------     -----------     ----------
Units outstanding end of period......       312,760        146,000        363,117         212,392         306,031        196,273
                                        ===========    ===========     ==========      ==========     ===========     ==========
---------------
* Includes undistributed net
  investment income of:                 $   124,640    $    30,534     $1,261,054      $  144,824     $   864,265     $  117,115
                                        ===========    ===========     ==========      ==========     ===========     ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MONY CUSTOM EQUITY MASTER
                                       ------------------------------------------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                       ------------------------------------------------------------------------------------------
                                                                             INTERNATIONAL                    HIGH YIELD
                                                 MANAGED                         GROWTH                          BOND
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                       ----------------------------   ----------------------------   ----------------------------
                                       FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                       MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                       SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                           2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                        (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income..............   $2,361,638     $   675,383     $  196,261      $   22,243      $  46,901      $  25,115
  Net realized gain (loss) on
    investments......................     (492,221)       (114,285)       110,163          35,877        (15,702)        (8,094)
  Net change in unrealized
    appreciation (depreciation) of
    investments......................   (1,900,222)       (304,672)      (587,346)        274,153        (20,703)        (6,521)
                                        ----------     -----------     ----------      ----------      ---------      ---------
Net increase (decrease) in net assets
  resulting from operations..........      (30,805)        256,426       (280,922)        332,273         10,496         10,500
                                        ----------     -----------     ----------      ----------      ---------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units............................    3,527,081       6,547,247      1,546,222       1,275,028        443,054        680,017
  Net asset value of units redeemed
    or used to meet contract
    obligations......................   (1,923,384)     (1,414,906)      (547,440)       (252,640)      (220,777)      (110,651)
                                        ----------     -----------     ----------      ----------      ---------      ---------
Net increase from unit
  transactions.......................    1,603,697       5,132,341        998,782       1,022,388        222,277        569,366
                                        ----------     -----------     ----------      ----------      ---------      ---------
Net increase in net assets...........    1,572,892       5,388,767        717,860       1,354,661        232,773        579,866
Net assets beginning of period.......    5,415,740          26,973      1,356,023           1,362        583,312          3,446
                                        ----------     -----------     ----------      ----------      ---------      ---------
Net assets end of period*............   $6,988,632     $ 5,415,740     $2,073,883      $1,356,023      $ 816,085      $ 583,312
                                        ==========     ===========     ==========      ==========      =========      =========
Unit transactions:
  Units outstanding beginning of
    period...........................      489,437           2,653         92,361             131         56,344            345
  Units issued during the period.....      323,777         620,235        114,990         114,415         42,877         66,875
  Units redeemed during the period...     (176,990)       (133,451)       (40,363)        (22,185)       (21,332)       (10,876)
                                        ----------     -----------     ----------      ----------      ---------      ---------
Units outstanding end of period......      636,224         489,437        166,988          92,361         77,889         56,344
                                        ==========     ===========     ==========      ==========      =========      =========
---------------
* Includes undistributed net
  investment income of:                 $3,037,020     $   675,382     $  218,504      $   22,243      $  72,018      $  25,117
                                        ==========     ===========     ==========      ==========      =========      =========

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MONY CUSTOM EQUITY MASTER
                                       ------------------------------------------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                       ------------------------------------------------------------------------------------------
                                                                               GROWTH AND                   SMALL COMPANY
                                                  GROWTH                         INCOME                         GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                       ----------------------------   ----------------------------   ----------------------------
                                       FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                       MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE
                                       SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED
                                           2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                        (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                       -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income (loss).......   $   105,043    $   (14,681)    $     2,568     $   (3,195)    $   16,151      $   (1,354)
  Net realized gain on investments...       319,161        159,102          80,072         29,946        271,180          39,439
  Net change in unrealized
    appreciation (depreciation) of
    investments......................    (1,980,594)     1,005,449          22,872        145,726        (88,475)        249,744
                                        -----------    -----------     -----------     ----------     ----------      ----------
Net increase (decrease) in net assets
  resulting from operations..........    (1,556,390)     1,149,870         105,512        172,477        198,856         287,829
                                        -----------    -----------     -----------     ----------     ----------      ----------
From unit transactions:
  Net proceeds from the issuance of
    units............................     9,291,296     10,743,825       3,100,090      3,055,454      2,531,590       1,122,121
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (3,424,554)    (2,164,169)     (1,157,125)      (593,120)      (804,440)       (172,414)
                                        -----------    -----------     -----------     ----------     ----------      ----------
Net increase from unit
  transactions.......................     5,866,742      8,579,656       1,942,965      2,462,334      1,727,150         949,707
                                        -----------    -----------     -----------     ----------     ----------      ----------
Net increase in net assets...........     4,310,352      9,729,526       2,048,477      2,634,811      1,926,006       1,237,536
Net assets beginning of period.......     9,781,778         52,252       2,644,949         10,138      1,238,983           1,447
                                        -----------    -----------     -----------     ----------     ----------      ----------
Net assets end of period*............   $14,092,130    $ 9,781,778     $ 4,693,426     $2,644,949     $3,164,989      $1,238,983
                                        ===========    ===========     ===========     ==========     ==========      ==========
Unit transactions:
  Units outstanding beginning of
    period...........................       762,612          5,053         219,728          1,012         77,266             140
  Units issued during the period.....       761,053        943,048         255,593        271,176        147,985          91,095
  Units redeemed during the period...      (281,253)      (185,489)        (96,489)       (52,460)       (47,568)        (13,969)
                                        -----------    -----------     -----------     ----------     ----------      ----------
Units outstanding end of period......     1,242,412        762,612         378,832        219,728        177,683          77,266
                                        ===========    ===========     ===========     ==========     ==========      ==========
---------------
* Includes undistributed net
  investment income (loss) of:          $    90,361    $   (14,682)    $      (627)    $   (3,195)    $   14,797      $   (1,354)
                                        ===========    ===========     ===========     ==========     ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                            EQUITY                        CAPITAL                          MULTI-CAP
                                            INCOME                      APPRECIATION                         GROWTH
                                          SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT
                                 ----------------------------   ----------------------------   ----------------------------------
                                 FOR THE NINE                   FOR THE NINE                   FOR THE NINE
                                 MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE      MONTHS ENDED      FOR THE PERIOD
                                 SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,    YEAR ENDED    SEPTEMBER 30,   NOVEMBER 2, 1999**
                                     2000        DECEMBER 31,       2000        DECEMBER 31,       2000             THROUGH
                                  (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)    DECEMBER 31, 1999
                                 -------------   ------------   -------------   ------------   -------------   ------------------
From operations:
  Net investment income
    (loss).....................   $    2,794      $     (591)    $  168,373      $   (2,197)    $   (5,442)         $   (127)
  Net realized gain (loss) on
    investments................      (24,774)         17,473        224,209          44,949        (33,674)            5,234
  Net change in unrealized
    appreciation (depreciation)
    of investments.............       47,662          (6,848)      (456,055)        503,012       (476,657)           58,019
                                  ----------      ----------     ----------      ----------     ----------          --------
Net increase (decrease) in net
  assets resulting from
  operations...................       25,682          10,034        (63,473)        545,764       (515,773)           63,126
                                  ----------      ----------     ----------      ----------     ----------          --------
From unit transactions:
  Net proceeds from the
    issuance of units..........      719,175       1,095,411      2,347,957       1,762,597      5,586,674           423,841
  Net asset value of units
    redeemed or used to meet
    contract obligations.......     (520,426)       (250,359)      (706,698)       (276,515)      (880,832)          (46,640)
                                  ----------      ----------     ----------      ----------     ----------          --------
Net increase from unit
  transactions.................      198,749         845,052      1,641,259       1,486,082      4,705,842           377,201
                                  ----------      ----------     ----------      ----------     ----------          --------
Net increase in net assets.....      224,431         855,086      1,577,786       2,031,846      4,190,069           440,327
Net assets beginning of
  period.......................      866,267          11,181      2,039,969           8,123        440,327                 0
                                  ----------      ----------     ----------      ----------     ----------          --------
Net assets end of period*......   $1,090,698      $  866,267     $3,617,755      $2,039,969     $4,630,396          $440,327
                                  ==========      ==========     ==========      ==========     ==========          ========
Unit transactions:
  Units outstanding beginning
    of period..................       80,262           1,091        120,616             743         32,431                 0
  Units issued during the
    period.....................       68,933         101,978        146,770         141,549        420,128            36,551
  Units redeemed during the
    period.....................      (49,463)        (22,807)       (43,743)        (21,676)       (68,453)           (4,120)
                                  ----------      ----------     ----------      ----------     ----------          --------
Units outstanding end of
  period.......................       99,732          80,262        223,643         120,616        384,106            32,431
                                  ==========      ==========     ==========      ==========     ==========          ========
---------------
 * Includes undistributed net
  investment income (loss) of:    $    2,203      $     (591)    $  166,176      $   (2,197)    $   (5,569)         $   (127)
                                  ==========      ==========     ==========      ==========     ==========          ========
** Commencement of operations

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                            MONY CUSTOM EQUITY MASTER
                                     ------------------------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------                DREYFUS
                                                                                         STOCK
                                                  BALANCED                               INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------   ----------------------------------
                                     FOR THE NINE                          FOR THE NINE
                                     MONTHS ENDED      FOR THE PERIOD      MONTHS ENDED      FOR THE PERIOD
                                     SEPTEMBER 30,   NOVEMBER 15, 1999**   SEPTEMBER 30,   NOVEMBER 9, 1999**
                                         2000              THROUGH             2000             THROUGH
                                      (UNAUDITED)     DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
                                     -------------   -------------------   -------------   ------------------
From operations:
  Net investment income (loss).....    $    762            $    0           $    7,391          $    812
  Net realized gain on
    investments....................         222                 0                4,322               405
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      (5,305)               20              (21,050)            3,172
                                       --------            ------           ----------          --------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (4,321)               20               (9,337)            4,389
                                       --------            ------           ----------          --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     175,603             2,295            1,868,527           136,922
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (26,496)              (41)            (219,402)           (4,960)
                                       --------            ------           ----------          --------
Net increase from unit
  transactions.....................     149,107             2,254            1,649,125           131,962
                                       --------            ------           ----------          --------
Net increase in net assets.........     144,786             2,274            1,639,788           136,351
Net assets beginning of period.....       2,274                 0              136,351                 0
                                       --------            ------           ----------          --------
Net assets end of period*..........    $147,060            $2,274           $1,776,139          $136,351
                                       ========            ======           ==========          ========
Unit transactions:
  Units outstanding beginning of
    period.........................         221                 0               12,662                 0
  Units issued during the period...      17,409               225              175,880            13,142
  Units redeemed during the
    period.........................      (2,626)               (4)             (20,575)             (480)
                                       --------            ------           ----------          --------
Units outstanding end of period....      15,004               221              167,967            12,662
                                       ========            ======           ==========          ========
---------------
 * Includes undistributed net
  investment income (loss) of:         $    762            $    0           $    8,203          $    812
                                       ========            ======           ==========          ========
** Commencement of operations

                                          MONY CUSTOM EQUITY MASTER
                                     -----------------------------------

                                                   DREYFUS
                                                  SOCIALLY
                                                 RESPONSIBLE
                                                 SUBACCOUNT
                                     -----------------------------------
                                     FOR THE NINE
                                     MONTHS ENDED      FOR THE PERIOD
                                     SEPTEMBER 30,   NOVEMBER 10, 1999**
                                         2000              THROUGH
                                      (UNAUDITED)     DECEMBER 31, 1999
                                     -------------   -------------------
From operations:
  Net investment income (loss).....    $   (407)           $ 2,937
  Net realized gain on
    investments....................       7,012                 10
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      (1,802)             1,843
                                       --------            -------
Net increase (decrease) in net
  assets resulting from
  operations.......................       4,803              4,790
                                       --------            -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     158,883             86,547
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (31,203)              (320)
                                       --------            -------
Net increase from unit
  transactions.....................     127,680             86,227
                                       --------            -------
Net increase in net assets.........     132,483             91,017
Net assets beginning of period.....      91,017                  0
                                       --------            -------
Net assets end of period*..........    $223,500            $91,017
                                       ========            =======
Unit transactions:
  Units outstanding beginning of
    period.........................       8,243                  0
  Units issued during the period...      14,660              8,273
  Units redeemed during the
    period.........................      (2,979)               (30)
                                       --------            -------
Units outstanding end of period....      19,924              8,243
                                       ========            =======
---------------
 * Includes undistributed net
  investment income (loss) of:         $  2,530            $ 2,937
                                       ========            =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             MONY CUSTOM EQUITY MASTER
                                                 --------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                 --------------------------------------------------
                                                                VIP                        VIP
                                                               GROWTH                  CONTRA-FUND
                                                             SUBACCOUNT                SUBACCOUNT
                                                 ----------------------------------   -------------
                                                 FOR THE NINE                         FOR THE NINE
                                                 MONTHS ENDED      FOR THE PERIOD     MONTHS ENDED
                                                 SEPTEMBER 30,   NOVEMBER 9, 1999**   SEPTEMBER 30,
                                                     2000             THROUGH             2000
                                                  (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)
                                                 -------------   ------------------   -------------
From operations:
  Net investment income (loss).................   $   13,090          $   (13)         $   28,397
  Net realized gain (loss) on investments......       (4,432)             534             (20,795)
  Net change in unrealized appreciation
    (depreciation) of investments..............      (35,723)           3,008              (2,461)
                                                  ----------          -------          ----------
Net increase (decrease) in net assets resulting
  from operations..............................      (27,065)           3,529               5,141
                                                  ----------          -------          ----------
From unit transactions:
  Net proceeds from the issuance of units......    1,347,803           56,705           1,512,484
  Net asset value of units redeemed or used to
    meet contract obligations..................     (162,208)          (2,906)           (184,620)
                                                  ----------          -------          ----------
Net increase from unit transactions............    1,185,595           53,799           1,327,864
                                                  ----------          -------          ----------
Net increase in net assets.....................    1,158,530           57,328           1,333,005
Net assets beginning of period.................       57,328                0             116,709
                                                  ----------          -------          ----------
Net assets end of period*......................   $1,215,858          $57,328          $1,449,714
                                                  ==========          =======          ==========
Unit transactions:
  Units outstanding beginning of period........        5,021                0              10,237
  Units issued during the period...............      113,977            5,291             133,708
  Units redeemed during the period.............      (13,756)            (270)            (16,283)
                                                  ----------          -------          ----------
Units outstanding end of period................      105,242            5,021             127,662
                                                  ==========          =======          ==========
---------------
 * Includes undistributed net investment income
   (loss) of:                                     $   13,077          $   (13)         $   28,368
                                                  ==========          =======          ==========
** Commencement of operations

                                                                MONY CUSTOM EQUITY MASTER
                                                 -------------------------------------------------------
                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                 -------------------------------------------------------
                                                        VIP                          VIP
                                                    CONTRA-FUND              GROWTH OPPORTUNITIES
                                                     SUBACCOUNT                   SUBACCOUNT
                                                 ------------------   ----------------------------------
                                                                      FOR THE NINE
                                                   FOR THE PERIOD     MONTHS ENDED      FOR THE PERIOD
                                                 NOVEMBER 9, 1999**   SEPTEMBER 30,   NOVEMBER 9, 1999**
                                                      THROUGH             2000             THROUGH
                                                 DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
                                                 ------------------   -------------   ------------------
From operations:
  Net investment income (loss).................       $    (29)         $  4,947           $   (12)
  Net realized gain (loss) on investments......            246            (6,281)               11
  Net change in unrealized appreciation
    (depreciation) of investments..............          7,066           (12,047)              375
                                                      --------          --------           -------
Net increase (decrease) in net assets resulting
  from operations..............................          7,283           (13,381)              374
                                                      --------          --------           -------
From unit transactions:
  Net proceeds from the issuance of units......        111,883           370,542            33,785
  Net asset value of units redeemed or used to
    meet contract obligations..................         (2,457)          (42,857)             (527)
                                                      --------          --------           -------
Net increase from unit transactions............        109,426           327,685            33,258
                                                      --------          --------           -------
Net increase in net assets.....................        116,709           314,304            33,632
Net assets beginning of period.................              0            33,632                 0
                                                      --------          --------           -------
Net assets end of period*......................       $116,709          $347,936           $33,632
                                                      ========          ========           =======
Unit transactions:
  Units outstanding beginning of period........              0             3,320                 0
  Units issued during the period...............         10,466            38,065             3,373
  Units redeemed during the period.............           (229)           (4,441)              (53)
                                                      --------          --------           -------
Units outstanding end of period................         10,237            36,944             3,320
                                                      ========          ========           =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                         $    (29)         $  4,935           $   (12)
                                                      ========          ========           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                 -----------------------------------------------------------------------------------------
                                                                    JANUS ASPEN SERIES
                                 -----------------------------------------------------------------------------------------
                                             AGGRESSIVE                                                         CAPITAL
                                               GROWTH                               BALANCED                 APPRECIATION
                                             SUBACCOUNT                            SUBACCOUNT                 SUBACCOUNT
                                 ----------------------------------   ------------------------------------   -------------
                                 FOR THE NINE                          FOR THE NINE                          FOR THE NINE
                                 MONTHS ENDED      FOR THE PERIOD      MONTHS ENDED      FOR THE PERIOD      MONTHS ENDED
                                 SEPTEMBER 30,   NOVEMBER 2, 1999**   SEPTEMBER 30,    NOVEMBER 15, 1999**   SEPTEMBER 30,
                                     2000             THROUGH              2000              THROUGH             2000
                                  (UNAUDITED)    DECEMBER 31, 1999     (UNAUDITED)      DECEMBER 31, 1999     (UNAUDITED)
                                 -------------   ------------------   --------------   -------------------   -------------
From operations:
  Net investment income
    (loss).....................   $  295,820          $   (108)         $   57,441           $   267          $    9,634
  Net realized gain (loss) on
    investments................       (1,741)            1,909              (9,177)               30              28,478
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (434,426)           58,539             (53,156)              825             (60,922)
                                  ----------          --------          ----------           -------          ----------
Net increase (decrease) in net
  assets resulting from
  operations...................     (140,347)           60,340              (4,892)            1,122             (22,810)
                                  ----------          --------          ----------           -------          ----------
From unit transactions:
  Net proceeds from the
    issuance of units..........    3,918,320           355,366           1,016,598            30,519           2,234,985
  Net asset value of units
    redeemed or used to meet
    contract obligations.......     (564,996)          (10,443)           (126,964)             (985)           (236,941)
                                  ----------          --------          ----------           -------          ----------
Net increase from unit
  transactions.................    3,353,324           344,923             889,634            29,534           1,998,044
                                  ----------          --------          ----------           -------          ----------
Net increase in net assets.....    3,212,977           405,263             884,742            30,656           1,975,234
Net assets beginning of
  period.......................      405,263                 0              30,656                 0             219,896
                                  ----------          --------          ----------           -------          ----------
Net assets end of period*......   $3,618,240          $405,263          $  915,398           $30,656          $2,195,130
                                  ==========          ========          ==========           =======          ==========
Unit transactions:
  Units outstanding beginning
    of period..................       29,042                 0               2,882                 0              16,682
  Units issued during the
    period.....................      273,208            29,886              95,179             2,978             169,926
  Units redeemed during the
    period.....................      (40,322)             (844)            (11,916)              (96)            (18,084)
                                  ----------          --------          ----------           -------          ----------
Units outstanding end of
  period.......................      261,928            29,042              86,145             2,882             168,524
                                  ==========          ========          ==========           =======          ==========

---------------
 * Includes undistributed net
   investment income (loss) of:   $  295,712          $   (108)         $   57,708           $   267          $    9,955
                                  ==========          ========          ==========           =======          ==========
** Commencement of operations

                                                MONY CUSTOM EQUITY MASTER
                                 -------------------------------------------------------
                                                   JANUS ASPEN SERIES
                                 -------------------------------------------------------
                                      CAPITAL                     WORLDWIDE
                                    APPRECIATION                    GROWTH
                                     SUBACCOUNT                   SUBACCOUNT
                                 ------------------   ----------------------------------
                                                      FOR THE NINE
                                   FOR THE PERIOD     MONTHS ENDED      FOR THE PERIOD
                                 NOVEMBER 2, 1999**   SEPTEMBER 30,   NOVEMBER 3, 1999**
                                      THROUGH             2000             THROUGH
                                 DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
                                 ------------------   -------------   ------------------
From operations:
  Net investment income
    (loss).....................       $    321         $  146,948          $    (56)
  Net realized gain (loss) on
    investments................            901             22,698             1,348
  Net change in unrealized
    appreciation (depreciation)
    of investments.............         31,686           (329,805)           22,930
                                      --------         ----------          --------
Net increase (decrease) in net
  assets resulting from
  operations...................         32,908           (160,159)           24,222
                                      --------         ----------          --------
From unit transactions:
  Net proceeds from the
    issuance of units..........        192,015          2,711,915           201,994
  Net asset value of units
    redeemed or used to meet
    contract obligations.......         (5,027)          (374,228)           (6,798)
                                      --------         ----------          --------
Net increase from unit
  transactions.................        186,988          2,337,687           195,196
                                      --------         ----------          --------
Net increase in net assets.....        219,896          2,177,528           219,418
Net assets beginning of
  period.......................              0            219,418                 0
                                      --------         ----------          --------
Net assets end of period*......       $219,896         $2,396,946           219,418
                                      ========         ==========          ========
Unit transactions:
  Units outstanding beginning
    of period..................              0             16,721                 0
  Units issued during the
    period.....................         17,128            200,216            17,285
  Units redeemed during the
    period.....................           (446)           (27,469)             (564)
                                      --------         ----------          --------
Units outstanding end of
  period.......................         16,682            189,468            16,721
                                      ========         ==========          ========
---------------
 * Includes undistributed net
   investment income (loss) of:       $    321         $  146,892          $    (56)
                                      ========         ==========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the nine months ended September 30, 2000 aggregated $8,954,599.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the nine months ended September 30, 2000 were as follows:

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
MONY Series Funds, Inc.
Intermediate Term Bond Portfolio........................    $   257,136       $  236,241
Long Term Bond Portfolio................................        528,395          189,633
Government Securities Portfolio.........................        408,832          100,088
Money Market Portfolio..................................      7,356,774        5,571,087

Enterprise Accumulation Trust
Equity Portfolio........................................      2,997,543        1,001,895
Small Company Value Portfolio...........................      2,697,264        1,272,401
Managed Portfolio.......................................      3,756,716        2,163,119
International Growth Portfolio..........................      1,699,329          703,359
High Yield Bond Portfolio...............................        483,753          262,589
Growth Portfolio........................................     10,477,774        4,630,705
Growth and Income Portfolio.............................      3,278,309        1,340,866
Small Company Growth Portfolio..........................      2,702,262          978,410
Equity Income Portfolio.................................        790,648          593,624
Capital Appreciation Portfolio..........................      2,485,397          848,427
Multi Cap Growth Portfolio..............................      5,894,291        1,191,781
Balanced Portfolio......................................        187,146           38,119

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
Dreyfus
Dreyfus Stock Index Fund................................    $ 1,923,042       $  275,128
The Dreyfus Socially Responsible Growth Fund, Inc.......        249,877          122,431
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio....................................      1,473,608          288,584
VIP II Contrafund Portfolio.............................      1,598,820          271,722
VIP III Growth Opportunities Portfolio..................        405,156           77,679
Janus Aspen Series Fund
Aggressive Growth Portfolio.............................      4,235,307          884,325
Balanced Portfolio......................................      1,064,169          174,889
Capital Appreciation Portfolio..........................      2,373,944          377,231
World-wide Growth Portfolio.............................      2,920,277          584,164

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS

                    SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2000             1999
                                                              -------------    ------------
                                                                     ($ IN MILLIONS)
                                          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $  994.3         $1,048.8
Mortgage loans on real estate...............................       115.1            165.0
Policy loans................................................        67.7             58.8
Real estate.................................................         7.5              6.9
Other invested assets.......................................         8.1              2.3
                                                                --------         --------
                                                                 1,192.7          1,281.8
                                                                --------         --------
Cash and cash equivalents...................................        71.6             28.9
Accrued investment income...................................        21.4             20.4
Amounts due from reinsurers.................................        17.3             18.6
Deferred policy acquisition costs...........................       471.8            406.4
Current federal income taxes receivable.....................        12.8              2.3
Other assets................................................         7.2             24.9
Separate account assets.....................................     4,252.6          4,387.2
                                                                --------         --------
          Total assets......................................    $6,047.4         $6,170.5
                                                                ========         ========
                           LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  133.6         $  123.4
Policyholders' account balances.............................    $1,157.2          1,154.1
Other policyholders' liabilities............................        57.7             54.0
Accounts payable and other liabilities......................        38.0             79.5
Note payable to affiliate (Note 5)..........................        47.4             49.0
Deferred federal income taxes...............................        38.5             19.4
Separate account liabilities................................     4,252.6          4,387.2
                                                                --------         --------
          Total liabilities.................................    $5,725.0         $5,866.6
                                                                ========         ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................    $    2.5         $    2.5
Capital in excess of par....................................       199.7            199.7
Retained earnings...........................................       126.3            109.0
Accumulated other comprehensive loss........................        (6.1)            (7.3)
                                                                --------         --------
          Total shareholder's equity........................       322.4            303.9
                                                                --------         --------
          Total liabilities and shareholder's equity........    $6,047.4         $6,170.5
                                                                ========         ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

             THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $44.2     $33.7
Premiums....................................................    7.2       1.1
Net investment income.......................................   22.3      23.1
Net realized (losses)/gains on investments..................   (1.1)      0.0
Other income................................................    2.2       1.3
                                                              -----     -----
          Total revenues....................................   74.8      59.2
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   18.7      12.0
Interest credited to policyholders' account balances........   15.9      15.5
Amortization of deferred policy acquisition costs...........    8.9      12.3
Other operating costs and expenses..........................   17.3      12.9
                                                              -----     -----
          Total benefits and expense........................   60.8      52.7
                                                              -----     -----
Income before income taxes..................................   14.0       6.5
Income tax expense..........................................    4.7       2.3
                                                              -----     -----
Net income..................................................    9.3       4.2
Other comprehensive income (loss), net......................    2.5      (2.3)
                                                              -----     -----
Comprehensive income........................................  $11.8     $ 1.9
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $126.2   $105.0
Premiums....................................................    19.5      3.4
Net investment income.......................................    69.3     71.4
Net realized (losses)/gains on investments..................    (2.9)     1.2
Other Income................................................     9.7      4.4
                                                              ------   ------
Total revenues..............................................   221.8    185.4
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    51.0     32.0
Interest credited to policyholders' account balances........    46.8     48.1
Amortization of deferred policy acquisition costs...........    37.0     32.3
Other operating costs and expenses..........................    61.6     52.1
                                                              ------   ------
Total benefited and expenses................................   196.4    164.5
                                                              ------   ------
Income before income taxes..................................    25.4     20.9
Income tax expense..........................................     8.1      7.3
                                                              ------   ------
Net income..................................................    17.3     13.6
Other comprehensive income (loss), net......................     1.2    (11.8)
                                                              ------   ------
Comprehensive income........................................  $ 18.5   $  1.8
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY

                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:
  Net income.............................                          17.3                         17.3
  Other comprehensive income(1)..........                                        1.2             1.2
                                                                                              ------
     Comprehensive income................                                                       18.5
                                            ----     ------      ------        -----          ------
Balance, September 30, 2000..............   $2.5     $199.7      $126.3        $(6.1)         $322.4
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------    -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $   (71.6)   $ (45.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................      151.7      209.9
  Mortgage loans on real estate.............................       60.6       15.5
  Real Estate...............................................        0.0        1.2
  Other invested assets.....................................        0.0        3.8
Acquisitions of investments:
  Fixed maturities..........................................     (100.7)    (267.8)
  Equity securities.........................................       (0.3)       0.0
  Mortgage loans on real estate.............................      (10.6)     (63.7)
  Real estate...............................................       (0.7)      (0.3)
  Other invested assets.....................................       (0.9)      (0.7)
  Policy loans, net.........................................       (9.0)      (4.6)
  Other, net................................................        0.0        0.3
                                                              ---------    -------
Net cash provided by/(used in) investing activities.........  $    90.1    $(106.4)
                                                              ---------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................         --       50.5
Repayment of note to affiliate..............................       (1.6)      (1.0)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,257.2      929.3
Return of policyholders' account balances on annuity and
  universal life policies...................................   (1,231.4)    (912.2)
                                                              ---------    -------
Net cash provided by financing activities...................       24.2       66.6
                                                              ---------    -------
Net decrease in cash and cash equivalents...................       42.7      (85.4)
Cash and cash equivalents, beginning of year................       28.9      133.4
                                                              ---------    -------
Cash and cash equivalents, end of period....................  $    71.6    $  48.0
                                                              =========    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now

                     MONY LIFE INSURANCE COMPANY OF AMERICA
known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY's motion for summary judgment and dismissed all claims filed in the Goshen case against us. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY intends to defend itself vigorously against the sole remaining claim.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations. There can be no assurance, however, that the present litigation relating to sales practices will not have a material effect on MONY.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 2000, the Company had commitments outstanding of $4.4 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on the agricultural loans range from 7.9% to 8.3%. There was a fixed rate commercial mortgage commitment of $5.8 million outstanding as of September 30, 2000. The interest rate on this commercial loan is 8.0%. The Company had commitments outstanding to purchase $24.5 million of private fixed maturity securities as of September 30, 2000 with interest rates ranging from 7.6% to 9.1%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 2000 is $47.4 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90%

                     MONY LIFE INSURANCE COMPANY OF AMERICA
of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. In the third quarter of 2000 the treaty was amended to include new sales of universal life business written by USFL. At September 30, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.